Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Going concern	1 year
Cash balance	$ 1,055	$ 118
Private placement warrants (in Shares)	10,400,000
Disposed of fixed assets	$ 24
Accumulated depreciation	16
Loss on disposal	$ 8
Percentage of recognized amount	50.00%
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Public warrants (in Shares)	17,249,991